RECURRING FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RECURRING FAIR VALUE MEASUREMENTS
Warrant liabilities	$ 669,759	$ 7,384,800
Investments held in Trust Account	279,384,429	276,079,687
Interest income from Trust Account	401,925
U.S. Treasury Bill
RECURRING FAIR VALUE MEASUREMENTS
Investments held in Trust Account	279,379,571	276,079,635
Cash
RECURRING FAIR VALUE MEASUREMENTS
Investments held in Trust Account	$ 4,858	$ 52